Fair Value Measurements - Schedule of Company’s Assets that are Measured at Fair Value (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Assets
Money market mutual fund held in Trust Account	$ 240,134,175	$ 235,193,585
Liabilities:
Total forward purchase agreement liability	1,057,124
Level 1 [Member]
Assets
Money market mutual fund held in Trust Account	240,134,175	235,193,585
Liabilities:
Total forward purchase agreement liability
Level 2 [Member]
Assets
Money market mutual fund held in Trust Account
Liabilities:
Total forward purchase agreement liability
Level 3 [Member]
Assets
Money market mutual fund held in Trust Account
Liabilities:
Total forward purchase agreement liability	$ 1,057,124